NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT International Index Fund
Amundi NVIT Multi Sector Bond Fund (formerly,	NVIT Mid Cap Index Fund
NVIT Multi Sector Bond Fund)	NVIT Multi-Manager International Growth Fund
BlackRock NVIT Equity Dividend Fund	NVIT Multi-Manager International Value Fund
DoubleLine NVIT Total Return Tactical Fund	NVIT Multi-Manager Large Cap Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT	NVIT Nationwide Fund
Large Cap Growth Fund)	NVIT Real Estate Fund
NVIT Emerging Markets Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Government Money Market Fund	NVIT Small Cap Index Fund
NVIT International Equity Fund	Templeton NVIT International Value Fund

Supplement dated May 7, 2019
to the Statement of Additional Information (“SAI”) dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

American Century NVIT Multi Cap Value Fund
Effective immediately, the SAI is amended as follows:

1.	All references to, and information regarding, Dan Gruemmer are deleted in their entirety.

2.	The table included in the section “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
American Century Investment Management, Inc.
Philip Sundell, CFA[1]	American Century NVIT Multi Cap Value Fund	None
[1]	Information provided is as of April 23, 2019.

3.	The table included in the section “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is supplemented to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
American Century Investment Management, Inc.
Philip Sundell, CFA[1]	Mutual Funds: 10 accounts, $7.6 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $1.5 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $1.1 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
[1]	Information provided is as of April 23, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE